STATEMENT OF COMPLIANCE AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disclosure of subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Bullion Monarch Mining, Inc [Member]
Statement Of Compliance And Summary Of Significant Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
EMX (USA) Services Corp. [Member]
Statement Of Compliance And Summary Of Significant Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
Bronco Creek Exploration Inc. [Member]
Statement Of Compliance And Summary Of Significant Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
EMX - NSW1 PTY LTD. [Member]
Statement Of Compliance And Summary Of Significant Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
EMX Broken Hill PTY LTD. [Member]
Statement Of Compliance And Summary Of Significant Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
Eurasia Madencilik Ltd. Sirketi [Member]
Statement Of Compliance And Summary Of Significant Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
Eurasian Minerals Sweden AB [Member]
Statement Of Compliance And Summary Of Significant Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
Viad Royalties AB [Member]
Statement Of Compliance And Summary Of Significant Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
EV Metals AB [Member]
Statement Of Compliance And Summary Of Significant Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
EMX Finland OY [Member]
Statement Of Compliance And Summary Of Significant Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%
EMX Norwegian Services AS [Member]
Statement Of Compliance And Summary Of Significant Accounting Policies [Line Items]
Proportion of equity interests of subsidiary held	100.00%